Scheduled Maturities Of Time Deposits (Scheduled Maturities Time Deposits Of $100,000 Or More) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Maturities of Time Deposits [Abstract]
Within one year	$ 207,647	$ 166,285
Over one through two years	71,440	58,320
Over two through three years	47,789	28,490
Over three through four years	26,745	39,004
Over four through five years	39,843	9,704
Over five years	0	0
Time Deposits, $100,000 or More, Total	$ 393,464	$ 301,803